UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

ALLIANCEBERNSTEIN CORPORATE SHARES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2011

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Corporate Income Shares

Portfolio of Investments

July 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 88.0%
Industrial - 41.5%
Basic - 5.6%
Alcoa, Inc.
5.72%, 2/23/19	$130	$138,748
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20	90	90,689
ArcelorMittal
6.125%, 6/01/18	145	159,576
Commercial Metals Co.
7.35%, 8/15/18	80	86,344
Dow Chemical Co. (The)
7.375%, 11/01/29	195	249,516
International Paper Co.
7.95%, 6/15/18	150	184,419
Lubrizol Corp.
8.875%, 2/01/19	95	126,385
Mosaic Co. (The)
7.625%, 12/01/16 (a)	80	84,800
Packaging Corp. of America
5.75%, 8/01/13	95	102,020
PPG Industries, Inc.
6.65%, 3/15/18	45	54,151
Teck Resources Ltd.
5.375%, 10/01/15	130	145,948
Vale Overseas Ltd.
6.25%, 1/11/16	100	114,358
6.875%, 11/21/36	80	92,302

		1,629,256

Capital Goods - 3.6%
Caterpillar, Inc.
7.375%, 3/01/97	280	351,438
CRH America, Inc.
5.30%, 10/15/13	130	139,000
General Electric Co.
5.25%, 12/06/17	150	169,002
Ingersoll-Rand Global Holding Co., Ltd.
9.50%, 4/15/14	85	102,214
Owens Corning
9.00%, 6/15/19	100	121,932
Republic Services, Inc.
5.50%, 9/15/19	145	162,793

		1,046,379

Communications - Media - 6.3%
CBS Corp.
5.625%, 8/15/12	4	4,170
7.875%, 7/30/30	85	103,833
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	110	157,885
Comcast Corp.
5.15%, 3/01/20	55	61,315
COX Communications, Inc.
5.875%, 12/01/16 (a)	135	154,988

	Principal Amount (000)	U.S. $ Value
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.75%, 10/01/14	$155	$170,897
Grupo Televisa SA
6.00%, 5/15/18	100	112,069
News America, Inc.
8.875%, 4/26/23	165	214,274
Omnicom Group, Inc.
6.25%, 7/15/19	115	134,148
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	75	97,250
TCI Communications, Inc.
7.875%, 2/15/26	150	195,578
Time Warner Cable, Inc.
4.125%, 2/15/21	150	149,670
6.75%, 7/01/18	125	148,872
WPP Finance UK
8.00%, 9/15/14	100	117,111

		1,822,060

Communications - Telecommunications - 7.2%
American Tower Corp.
7.25%, 5/15/19	100	118,943
Ameritech Capital Funding Corp.
6.55%, 1/15/28	280	307,166
Bellsouth Capital Funding Corp.
7.12%, 7/15/97	395	444,952
British Telecommunications PLC
9.875%, 12/15/30	95	134,576
Deutsche Telekom International Finance BV
5.875%, 8/20/13	190	207,892
Embarq Corp.
7.082%, 6/01/16	29	33,177
Qwest Corp.
7.625%, 6/15/15	55	63,250
8.875%, 3/15/12	110	114,950
Telecom Italia Capital SA
6.175%, 6/18/14	170	177,123
United States Cellular Corp.
6.70%, 12/15/33	135	138,678
Verizon New York, Inc.
Series B
7.375%, 4/01/32	290	344,667

		2,085,374

Consumer Cyclical - Automotive - 1.1%
Daimler Finance North America LLC
7.30%, 1/15/12	140	144,169
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	60	66,053
Johnson Controls, Inc.
5.50%, 1/15/16	105	119,329

		329,551

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Entertainment - 1.4%
Time Warner, Inc.
4.70%, 1/15/21	$60	$62,829
Turner Broadcasting System, Inc.
8.375%, 7/01/13	165	186,813
Viacom Inc.
6.25%, 4/30/16	125	147,006

		396,648

Consumer Cyclical - Other - 0.4%
Marriott International, Inc./DE
Series J
5.625%, 2/15/13	115	122,466

Consumer Cyclical - Retailers - 1.9%
AutoZone, Inc.
5.50%, 11/15/15	110	124,094
CVS Caremark Corp.
6.60%, 3/15/19	160	192,275
Kohl’s Corp.
6.25%, 12/15/17	85	101,945
Nordstrom, Inc.
7.00%, 1/15/38	120	150,100

		568,414

Consumer Non-Cyclical - 5.0%
Ahold Finance USA LLC
6.875%, 5/01/29	75	87,011
Altria Group, Inc.
9.25%, 8/06/19	85	113,436
9.70%, 11/10/18	75	101,090
Avon Products, Inc.
6.50%, 3/01/19	90	104,881
Bristol-Myers Squibb Co.
6.875%, 8/01/97	110	133,093
Bunge Ltd. Finance Corp.
5.35%, 4/15/14	90	97,685
ConAgra Foods, Inc.
9.75%, 3/01/21	100	133,053
Delhaize Group SA
5.70%, 10/01/40	100	98,496
Fortune Brands, Inc.
5.375%, 1/15/16	100	109,871
McKesson Corp.
7.50%, 2/15/19	105	131,540
Newell Rubbermaid, Inc.
5.50%, 4/15/13	80	85,135
Reynolds American, Inc.
7.30%, 7/15/15	100	116,356
Whirlpool Corp.
8.60%, 5/01/14	130	151,843

		1,463,490

Energy - 5.6%
Anadarko Petroleum Corp.
5.95%, 9/15/16	165	190,223
Encana Corp.
4.75%, 10/15/13	130	139,859

	Principal Amount (000)	U.S. $ Value
Hess Corp.
7.875%, 10/01/29	$114	$147,417
Marathon Petroleum Corp.
3.50%, 3/01/16 (a)	10	10,412
5.125%, 3/01/21 (a)	17	18,032
Nabors Industries, Inc.
9.25%, 1/15/19	85	111,050
Nexen, Inc.
7.50%, 7/30/39	100	121,681
Noble Energy, Inc.
8.25%, 3/01/19	98	128,341
Noble Holding International Ltd.
4.90%, 8/01/20	90	96,047
Petro-Canada
6.05%, 5/15/18	135	157,811
Talisman Energy, Inc.
7.75%, 6/01/19	80	100,642
Transocean, Inc.
6.50%, 11/15/20	100	117,330
Valero Energy Corp.
9.375%, 3/15/19	115	150,779
Weatherford International Ltd./Bermuda
9.625%, 3/01/19	110	147,254

		1,636,878

Services - 0.4%
Western Union Co. (The)
5.93%, 10/01/16	100	114,743

Technology - 1.8%
Agilent Technologies, Inc.
5.00%, 7/15/20	13	14,068
Computer Sciences Corp.
5.00%, 2/15/13	125	131,288
Harris Corp.
5.00%, 10/01/15	90	99,894
Science Applications International Corp.
6.25%, 7/01/12	50	52,257
Xerox Corp.
6.40%, 3/15/16	185	215,058

		512,565

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14	65	70,711

Transportation - Railroads - 0.3%
Canadian Pacific Railway Co.
7.25%, 5/15/19	80	98,725

Transportation - Services - 0.7%
Asciano Finance Ltd.
5.00%, 4/07/18 (a)	39	40,727
FedEx Corp.
8.00%, 1/15/19	100	128,277

	Principal Amount (000)	U.S. $ Value
Ryder System, Inc.
5.85%, 11/01/16	$28	$32,026

		201,030

		12,098,290

Financial Institutions - 34.9%
Banking - 19.2%
American Express Bank FSB
5.50%, 4/16/13	135	144,245
Bank of America Corp.
5.42%, 3/15/17	300	306,030
BankAmerica Capital II
Series 2
8.00%, 12/15/26	137	139,911
Barclays Bank PLC
5.125%, 1/08/20	210	215,661
BB&T Corp.
5.20%, 12/23/15	30	33,099
6.85%, 4/30/19	120	144,759
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	260	286,211
Capital One Financial Corp.
6.15%, 9/01/16	168	188,558
Citigroup, Inc.
4.875%, 5/07/15	250	262,110
5.00%, 9/15/14	305	321,059
6.125%, 8/25/36	115	114,092
Countrywide Financial Corp.
6.25%, 5/15/16	253	268,181
Fifth Third Bancorp
6.25%, 5/01/13	105	113,375
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20	345	374,251
6.125%, 2/15/33	275	281,230
HSBC Bank USA NA/New York NY
4.625%, 4/01/14	145	155,007
JPMorgan Chase & Co.
3.40%, 6/24/15	175	181,806
4.95%, 3/25/20	235	247,080
KeyCorp
6.50%, 5/14/13	110	119,251
Merrill Lynch & Co., Inc.
6.11%, 1/29/37	100	93,214
Morgan Stanley
5.50%, 7/24/20	475	488,781
7.25%, 4/01/32	130	153,263
PNC Funding Corp.
4.375%, 8/11/20	110	113,916
Royal Bank of Scotland PLC (The)
6.125%, 1/11/21	145	151,891
SouthTrust Corp.
5.80%, 6/15/14	145	159,416
State Street Corp.
5.375%, 4/30/17	95	109,307
SunTrust Banks, Inc.
3.60%, 4/15/16	125	128,270

	Principal Amount (000)	U.S. $ Value
UBS AG/Stamford CT
5.875%, 12/20/17	$170	$189,731
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)	100	93,360

		5,577,065

Brokerage - 0.7%
Jefferies Group, Inc.
8.50%, 7/15/19	95	114,216
Schwab Capital Trust I
7.50%, 11/15/37	95	97,463

		211,679

Finance - 3.3%
GE Capital Trust I
6.375%, 11/15/67	345	351,900
General Electric Capital Corp.
5.40%, 2/15/17	235	263,582
HSBC Finance Capital Trust IX
5.911%, 11/30/35	170	157,250
SLM Corp.
5.05%, 11/14/14	170	173,172

		945,904

Insurance - 9.4%
Aflac, Inc.
3.45%, 8/15/15	15	15,551
Allstate Corp. (The)
6.125%, 5/15/37	35	34,213
American International Group, Inc.
6.25%, 3/15/37	120	108,300
AON Corp.
3.125%, 5/27/16	65	66,068
Assurant, Inc.
5.625%, 2/15/14	110	117,408
Chubb Corp.
5.75%, 5/15/18	130	149,439
CIGNA Corp.
7.875%, 5/15/27	115	138,409
Coventry Health Care, Inc.
6.30%, 8/15/14	95	104,895
Genworth Financial, Inc.
6.515%, 5/22/18	115	110,467
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)	75	91,685
Hartford Financial Services Group, Inc.
6.10%, 10/01/41	95	93,612
Humana, Inc.
6.45%, 6/01/16	90	104,209
Lincoln National Corp.
8.75%, 7/01/19	82	106,419
Markel Corp.
7.125%, 9/30/19	90	105,019
Marsh & McLennan Cos., Inc.
4.80%, 7/15/21	70	70,699
Metlife Capital Trust IV
7.875%, 12/15/37 (a)	150	164,503

	Principal Amount (000)	U.S. $ Value
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	$80	$102,157
OneBeacon US Holdings, Inc.
5.875%, 5/15/13	38	39,723
Principal Financial Group, Inc.
7.875%, 5/15/14	135	156,561
Prudential Financial, Inc.
Series B
4.50%, 7/15/13	195	205,451
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26	90	101,780
Travelers Cos., Inc. (The)
6.25%, 6/20/16	120	139,723
UnitedHealth Group, Inc.
4.875%, 3/15/15	140	154,701
WellPoint, Inc.
5.875%, 6/15/17	20	23,343
7.00%, 2/15/19	110	134,297
XL Group PLC
6.25%, 5/15/27	105	108,434

		2,747,066

REITS - 2.3%
Duke Realty LP
6.75%, 3/15/20	55	62,855
ERP Operating LP
5.25%, 9/15/14	115	126,602
HCP, Inc.
5.65%, 12/15/13	105	113,473
Health Care REIT, Inc.
6.20%, 6/01/16	145	164,184
Kimco Realty Corp.
4.30%, 2/01/18	80	83,554
Regency Centers LP
5.875%, 6/15/17	110	124,128

		674,796

		10,156,510

Utility - 11.6%
Electric - 6.4%
Allegheny Energy Supply Co. LLC
8.25%, 4/15/12 (a)	95	99,718
Ameren Corp.
8.875%, 5/15/14	105	122,265
Constellation Energy Group, Inc.
4.55%, 6/15/15	140	150,844
Consumers Energy Co.
Series D
5.375%, 4/15/13	105	112,622
Dominion Resources, Inc./VA
Series 06-B
6.30%, 9/30/66	235	228,890
DTE Energy Co.
6.35%, 6/01/16	130	152,701
Enersis SA/Cayman Island
7.40%, 12/01/16	70	83,018

	Principal Amount (000)	U.S. $ Value
FirstEnergy Corp.
Series C
7.375%, 11/15/31	$107	$126,974
Integrys Energy Group, Inc.
6.11%, 12/01/66	120	118,860
Nevada Power Co.
7.125%, 3/15/19	125	153,156
Nisource Finance Corp.
5.40%, 7/15/14	105	115,936
Oncor Electric Delivery Co. LLC
6.80%, 9/01/18	115	136,993
Potomac Electric Power Co.
6.50%, 11/15/37	115	141,293
Teco Finance, Inc.
6.572%, 11/01/17	110	130,645

		1,873,915

Natural Gas - 5.2%
AGL Capital Corp.
5.25%, 8/15/19	105	115,248
CenterPoint Energy Resources Corp.
4.50%, 1/15/21 (a)	99	102,444
Colorado Interstate Gas Co.
6.80%, 11/15/15	115	135,793
Energy Transfer Partners LP
6.125%, 2/15/17	120	135,154
Enterprise Products Operating LLC
5.25%, 1/31/20	150	165,168
EQT Corp.
8.125%, 6/01/19	80	99,829
Kinder Morgan Energy Partners LP
3.50%, 3/01/16	50	52,397
7.40%, 3/15/31	95	111,338
Plains All American Pipeline LP/PAA Finance Corp.
8.75%, 5/01/19	125	161,269
Southern Union Co.
7.60%, 2/01/24	60	71,986
Spectra Energy Capital LLC
8.00%, 10/01/19	120	151,004
Spectra Energy Partners LP
4.60%, 6/15/21	75	76,953
Williams Partners LP
5.25%, 3/15/20	115	125,710

		1,504,293

		3,378,208

Total Corporates - Investment Grades (cost $23,887,444)		25,633,008

GOVERNMENTS - TREASURIES - 4.3%
United States - 4.3%
U.S. Treasury Bonds
4.625%, 2/15/40	820	890,981
5.375%, 2/15/31	75	91,500
U.S. Treasury Notes
3.125%, 5/15/21	260	267,108

	Principal Amount (000)	U.S. $ Value
Total Governments - Treasuries (cost $1,213,535)		$1,249,589

CORPORATES - NON-INVESTMENT GRADES - 4.1%
Industrial - 3.2%
Basic - 0.7%
United States Steel Corp.
6.05%, 6/01/17	$105	105,262
Weyerhaeuser Co.
8.50%, 1/15/25	90	111,513

		216,775

Capital Goods - 0.7%
Mohawk Industries, Inc.
6.875%, 1/15/16	100	108,000
Textron Financial Corp.
5.40%, 4/28/13	95	100,851

		208,851

Communications - Media - 0.6%
RR Donnelley & Sons Co.
4.95%, 4/01/14	160	165,600

Consumer Cyclical - Other - 0.9%
Sheraton Holding Corp.
7.375%, 11/15/15	100	114,000
Toll Brothers Finance Corp.
5.15%, 5/15/15	155	161,258

		275,258

Consumer Non-Cyclical - 0.3%
Universal Health Services, Inc.
7.125%, 6/30/16	65	71,987

		938,471

Financial Institutions - 0.5%
Banking - 0.3%
Zions Bancorporation
5.65%, 5/15/14	75	78,023

Finance - 0.2%
International Lease Finance Corp.
5.625%, 9/20/13	65	66,300

		144,323

Utility - 0.4%
Electric - 0.4%
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67	105	103,478

Total Corporates - Non-Investment Grades (cost $1,122,204)		1,186,272

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 2.6%
Time Deposit - 2.6%
State Street Time Deposit
0.01%, 8/01/11 (cost $763,820)	$764	$763,820

Total Investments - 99.0% (cost $26,987,003) (b)		28,832,689
Other assets less liabilities - 1.0%		301,075

Net Assets - 100.0%		$29,133,764

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the aggregate market value of these securities amounted to $1,028,879 or 3.5% of net assets.
(b)	As of July 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,883,335 and gross unrealized depreciation of investments was $(37,649), resulting in net unrealized appreciation of $1,845,686.

Glossary:

REIT	-	Real Estate Investment Trust

AllianceBernstein Corporate Income Shares

July 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grades	$—	$25,633,008	$—	$25,633,008
Governments - Treasuries	—	1,249,589	—	1,249,589
Corporates - Non-Investment Grades	—	1,186,272	—	1,186,272
Short-Term Investments	—	763,820	—	763,820

Total Investments in Securities	—	28,832,689	—	28,832,689
Other Financial Instruments*	—	—	—	—

Total	$—	$28,832,689	$—	$28,832,689

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Corporate Shares - International Focus Shares

Portfolio of Investments

July 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 82.5%
Consumer Discretionary - 14.9%
Diversified Consumer Services - 7.1%
Anhanguera Educacional Participacoes SA	2,600	$50,446
Estacio Participacoes SA	4,400	54,502

		104,948

Household Durables - 2.1%
MRV Engenharia e Participacoes SA	4,300	31,886

Multiline Retail - 2.7%
Golden Eagle Retail Group Ltd.	16,000	39,449

Textiles, Apparel & Luxury Goods - 3.0%
Trinity Ltd.	40,000	44,354

		220,637

Financials - 13.4%
Commercial Banks - 3.8%
Standard Chartered PLC	2,200	56,043

Consumer Finance - 2.5%
Compartamos SAB de CV	20,700	37,247

Insurance - 4.1%
Admiral Group PLC	2,400	60,878

Real Estate Management & Development - 3.0%
China Overseas Land & Investment Ltd.	20,000	44,579

		198,747

Industrials - 12.9%
Construction & Engineering - 4.5%
Larsen & Toubro Ltd. (GDR)	1,700	66,640

Professional Services - 8.4%
Capita Group PLC (The)	10,500	123,500

		190,140

Consumer Staples - 11.2%
Food & Staples Retailing - 8.9%
Olam International Ltd.	60,000	131,158

Food Products - 2.3%
China Yurun Food Group Ltd.	11,000	34,525

		165,683

Materials - 9.5%
Chemicals - 9.5%
Huabao International Holdings Ltd.	30,000	25,491
K+S AG	1,450	115,691

		141,182

Energy - 9.2%
Energy Equipment & Services - 7.0%
Petrofac Ltd.	4,500	102,957

Oil, Gas & Consumable Fuels - 2.2%
Afren PLC (a)	14,500	33,217

		136,174

Company	Shares	U.S. $ Value
Information Technology - 7.6%
Internet Software & Services - 3.8%
Telecity Group PLC (a)	6,300	$57,004

Software - 3.8%
Temenos Group AG (a)	2,330	55,996

		113,000

Health Care - 3.8%
Pharmaceuticals - 3.8%
Aspen Pharmacare Holdings Ltd. (a)	4,520	56,264

Total Common Stocks (cost $1,260,821)		1,221,827

WARRANTS - 17.1%
Information Technology - 7.1%
Communications Equipment - 7.1%
HTC Corp., Macquarie Bank Ltd., expiring 9/06/12 (a)	3,500	104,018

Industrials - 4.0%
Construction & Engineering - 4.0%
Samsung Engineering Co., Ltd., Macquarie Bank Ltd., expiring 3/02/15 (a)	240	59,203

Financials - 3.9%
Consumer Finance - 3.9%
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a)	4,000	57,991

Consumer Discretionary - 2.1%
Diversified Consumer Services - 2.1%
Educomp Solutions Ltd., Deutsche Bank AG, expiring 8/10/17 (a)	4,000	31,294

Total Warrants (cost $268,487)		252,506

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.06% (b) (cost $5,079)	5,079	5,079

Company	U.S. $ Value
Total Investments - 99.9% (cost $1,534,387) (c)	1,479,412
Other Assets - 0.1%	1,685

Net Assets - 100.0%	$1,481,097

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Floating Rate	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	Apple, Inc.	39	1-Month USD-LIBOR-BBA Plus a specified spread*	$15	4/16/13	Morgan Stanley & Co International PLC	$(120)

Pay Total Return on Reference Index
Pay	Netflix, Inc.	57	1-Month USD-LIBOR-BBA Minus a specified spread*	15	4/16/13	Morgan Stanley & Co International PLC	334

							$214

*	BBA - British Bankers’ Association

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
State Street Bank and Trust Co.: Euro settling 9/15/11	77	$110,723	$110,530	$(193)
Sale Contracts
State Street Bank and Trust Co.: Great British Pound settling 9/15/11	69	113,208	111,167	(2,041)

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of July 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $32,453 and gross unrealized depreciation of investments was $(87,428), resulting in net unrealized depreciation of $(54,975).

Glossary:

GDR	-	Global Depositary Receipt

AllianceBernstein Corporate Shares - International Focus Shares

July 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Consumer Discretionary	$136,834	$83,803	$—	$220,637
Financials	37,247	161,500	—	198,747
Industrials	66,640	123,500	—	190,140
Consumer Staples	—	165,683	—	165,683
Materials	—	141,182	—	141,182
Energy	—	136,174	—	136,174
Information Technology	—	113,000	—	113,000
Health Care	—	56,264	—	56,264
Warrants	—	252,506	—	252,506
Short-Term Investments	5,079	—	—	5,079

Total Investments in Securities	245,800	1,233,612	—	1,479,412

Other Financial Instruments* :
Total	$245,800	$1,233,612	$—	$1,479,412

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Corporate Shares - Municipal Income Shares Portfolio

Portfolio of Investments

July 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 109.6%
Long-Term Municipal Bonds - 109.6%
Alabama - 2.1%
Selma AL IDB (International Paper Co.)
Series 2010A
5.80%, 5/01/34	$200	$202,166

Alaska - 1.0%
Koyukuk AK Hlth Care Fac (Tanana Chiefs Conference)
7.75%, 10/01/41	100	97,931

Arizona - 3.0%
Downtown Phoenix Hotel Corp. AZ
FGIC Series 2005A
5.00%, 7/01/40	150	117,121
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	200	179,764

		296,885

California - 10.1%
California GO
5.00%, 12/01/37	300	296,514
California Mun Fin Auth (Azusa Pacific University)
Series 2011B
7.75%, 4/01/31	85	89,319
California Statewide CDA (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	140	140,627
California Statewide CDA (Thomas Jefferson Sch Law)
Series 2008A
7.25%, 10/01/38 (a)	100	101,432
Golden St Tobacco Sec CA (Golden St Tob Securitization)
Series 2007A-1
5.125%, 6/01/47	100	66,463
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2010B
5.00%, 5/15/31	300	305,097

		999,452

Colorado - 3.9%
Park Creek Met Dist CO
5.50%, 12/01/37	200	185,586
Regional Trnsp Dist CO (Denver Transit Partners)
6.00%, 1/15/41	200	201,230

		386,816

	Principal Amount (000)	U.S. $ Value
District of Columbia - 2.1%
District of Columbia (Center for Strategic and Intl Studies DC)
6.625%, 3/01/41	$100	$101,514
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	100	104,109

		205,623

Florida - 5.1%
Capital Trust Agency FL (Million Air One)
7.75%, 1/01/41	100	99,989
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/21	200	207,030
Mid-Bay Brdg Auth FL
Series 2011A
7.25%, 10/01/40	100	101,565
Palm Beach Cnty FL Hlth Fac Auth (Lifespace Communities)
5.875%, 11/15/37	100	94,198

		502,782

Georgia - 2.0%
De Kalb Cnty GA Hosp Auth (De Kalb Medical Center)
6.125%, 9/01/40	200	199,046

Idaho - 2.0%
Idaho Hsg & Fin Assn (Battelle Energy Alliance LLC TDF Proj)
Series 2010A
7.00%, 2/01/36	200	201,928

Illinois - 7.8%
Illinois Finance Auth (Elmhurst Mem Healthcare)
Series 2008A
5.625%, 1/01/37	200	180,654
Illinois Finance Auth (Greenfields of Geneva)
Series 2010C
6.25%, 2/15/16	100	99,415
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/19	100	87,744
Illinois Finance Auth (Navistar International Corp.)
6.50%, 10/15/40	100	102,773
Illinois Finance Auth (Park Place of Elmhurst)
6.25%, 8/15/15	100	100,306
Illinois Finance Auth (The Admiral at The Lake)
Series 2010A

	Principal Amount (000)	U.S. $ Value
8.00%, 5/15/46	$200	$197,878

		768,770

Indiana - 1.8%
Indiana Finance Auth (Kings Daughters Hospital)
5.50%, 8/15/40	200	180,014

Louisiana - 3.8%
Louisiana Loc Govt Envrn Fac & CDA (Women’s Hospital Foundation)
Series 2010A
6.00%, 10/01/44	200	197,992
Louisiana Pub Fac Auth (Ochsner Clinic Fndtn)
Series 2007A
5.375%, 5/15/43	200	180,762

		378,754

Massachusetts - 3.0%
Massachusetts Hlth & Ed Facs Auth (Mass Eye & Ear Infirmary)
Series 2010C
5.375%, 7/01/35	100	94,781
Massachusetts Port Auth (Delta Airlines, Inc.)
AMBAC Series 2001A
5.50%, 1/01/13	205	201,003

		295,784

Michigan - 4.8%
Michigan Hosp Fin Auth (Henry Ford Hlth Sys)
Series 2006A
5.25%, 11/15/32	200	192,786
Wayne Cnty MI Arpt Auth (Detroit Metro Wayne Cnty Arpt)
NPFGC-RE
5.00%, 12/01/27	300	279,519

		472,305

Missouri - 0.9%
Missouri Hlth & Ed Fac Auth (Lutheran Senior Svcs)
5.50%, 2/01/42	100	89,464

New Jersey - 3.9%
New Jersey EDA (Continental Airlines)
6.25%, 9/15/29	100	95,511
6.40%, 9/15/23	100	99,079
New Jersey Hlth Care Fac Fin Auth (Holy Name Hospital)
5.00%, 7/01/25	100	89,952
Tobacco Settlement Fin Corp. NJ
Series 2007 1A

	Principal Amount (000)	U.S. $ Value
5.00%, 6/01/41	$150	$102,910

		387,452

New York - 2.0%
Nassau Cnty NY IDA (Amsterdam at Harborside)
Series 2007A
6.50%, 1/01/27	100	98,749
New York NY IDA (American Airlines, Inc.)
7.75%, 8/01/31	100	102,815

		201,564

North Carolina - 0.9%
North Carolina Med Care Comm (Pennybyrn at Maryfield)
6.00%, 10/01/23	100	87,147

Ohio - 7.0%
Buckeye OH Tob Stlmnt Fin Auth
Series 2007A-2
5.875%, 6/01/47	150	110,636
Butler Cnty OH Hosp Fac (UC Health)
5.50%, 11/01/40	300	274,410
Erie Cnty OH Hosp (Firelands Regional Med Ctr)
5.25%, 8/15/46	210	182,139
Lorain Cnty OH Port Auth (United States Steel Corp.)
6.75%, 12/01/40	120	123,836

		691,021

Pennsylvania - 4.5%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series 2007A
5.375%, 11/15/40	105	88,293
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.)
6.125%, 1/01/45	180	162,079
Montgomery Cnty PA IDA (Philadelphia Presbyterian Homes, Inc.)
6.50%, 12/01/25	200	198,690

		449,062

Puerto Rico - 2.0%
Puerto Rico Sales Tax Fin Corp.
Series 2010C
5.00%, 8/01/35	200	193,222

Rhode Island - 2.5%
Rhode Island Hlth & Ed Bldg Corp. (Tockwotton Home)
8.375%, 1/01/46	150	151,778
Tobacco Settlement Fin Corp. RI (Rhode Island Tobacco Asset Sec)

	Principal Amount (000)	U.S. $ Value
6.25%, 6/01/42	$100	$93,783

		245,561

South Carolina - 2.1%
South Carolina Pub Svc Auth
5.00%, 1/01/33	200	208,012

South Dakota - 0.8%
Sioux Falls SD Hlth Fac (Dow Rummel Village)
5.00%, 11/15/26	100	81,972

Tennessee - 1.9%
Johnson City TN Hlth & Ed (Mountain States Health Alliance/TN)
5.50%, 7/01/36	200	190,366

Texas - 10.3%
Brazos River TX Hbr Nav Dist (Dow Chemical Co.)
Series 2008A
5.95%, 5/15/33	200	207,170
Central TX Regl Mobility Auth
6.00%, 1/01/41	120	117,398
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.50%, 11/15/22	200	189,982
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	200	212,640
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	200	211,142
Viridian Mun Mgmt Dist TX
9.00%, 12/01/37	75	76,651

		1,014,983

Utah - 4.1%
Timber Lakes UT Wtr Spl Svc Dist
8.125%, 6/15/31	100	100,759
Utah St Charter Sch Fin Auth (Early Light Academy)
8.50%, 7/15/46	100	101,175
Utah St Charter Sch Fin Auth (Hawthorn Academy)
8.25%, 7/15/46	100	100,494
Utah St Charter Sch Fin Auth (North Star Academy)
Series 2010A
7.00%, 7/15/45	100	100,390

		402,818

Virginia - 1.9%
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47	300	190,878

Washington - 12.3%
Washington St GO

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/24 (b) (c)	$1,000	$1,109,910
Washington St HFC (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27	140	101,283

		1,211,193

Total Investments - 109.6% (cost $10,973,899) (d)		10,832,971
Other assets less liabilities - (9.6)%		(952,312)

Net Assets - 100.0%		$9,880,659

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the market value of this security amounted to $101,432 or 1.0% of net assets.
(b)	Variable rate coupon, rate shown as of July 31, 2011.
(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Portfolio.
(d)	As of July 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $147,032 and gross unrealized depreciation of investments was $(287,960), resulting in net unrealized depreciation of $(140,928).

As of July 31, 2011, the Portfolio held 6.0% of net assets in insured bonds (of this amount 0.0% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
EDA	-	Economic Development Agency
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Board
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SD	-	School District

AllianceBernstein Corporate Shares - Municipal Income Shares Portfolio

July 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$10,832,971	$—	$10,832,971

Total Investments in Securities	—	10,832,971	—	10,832,971
Other Financial Instruments*	—	—	—	—

Total	$—	$10,832,971	$—	$10,832,971

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Corporate Shares - Tax-Aware Real Return Shares

Portfolio of Investments

July 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 101.1%
Long-Term Municipal Bonds - 84.2%
Alabama - 3.9%
Alabama GO
Series 2010D
4.00%, 6/01/13	$190	$202,084

Alaska - 2.2%
Valdez AK Marine Terminal (BP PLC)
Series 2011B
5.00%, 1/01/16	100	111,173

California - 1.6%
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2011C
5.00%, 5/01/22	80	82,918

Florida - 11.9%
Broward Cnty FL Sch Brd COP
5.25%, 7/01/22	135	145,369
Citizens Ppty Ins Corp. FL
NPFGC Series A
5.00%, 3/01/16	145	155,581
Florida Mun Pwr Agy
Series 2011B
5.00%, 10/01/23	140	147,284
Florida Ports Fin Commn (Florida St Trnsp Trust Fund)
Series 2011B
5.00%, 6/01/15	100	110,571
Jacksonville FL Sales Tax
5.00%, 10/01/23	50	52,309

		611,114

Georgia - 1.0%
Georgia Mun Elec Auth
NPFGC Series A
5.25%, 1/01/14	45	49,635

Hawaii - 4.0%
Honolulu HI City & Cnty GO
Series 2011B
5.00%, 8/01/26 (a)	185	204,616

Indiana - 2.1%
Indianapolis IN Loc Bond Bank (Indianapolis IN Arpt Auth)
AMBAC
5.25%, 1/01/14	100	107,881

Louisiana - 1.4%
Louisiana Citizens Ppty Ins Corp.
AMBAC
5.25%, 6/01/13	70	73,377

Massachusetts - 6.8%
Massachusetts GO
Series 2011B

	Principal Amount (000)	U.S. $ Value
4.00%, 8/01/13	$185	$197,911
Metropolitan Boston Trnsp Pkg Corp. MA
5.00%, 7/01/26	140	148,766

		346,677

New Jersey - 2.8%
New Jersey Trnsp Trust FD Auth (New Jersey Trnsp Trust Fund)
NPFGC-RE
5.625%, 6/15/13	135	145,862

New York - 12.9%
New York NY Mun Wtr Fin Auth
5.00%, 6/15/26	185	203,757
New York St Dormitory Auth (New York St Pers Income Tax)
4.00%, 3/15/13	190	201,011
Series 2011C
5.00%, 3/15/25	50	55,775
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2011A
4.00%, 4/01/13	190	201,018

		661,561

North Carolina - 3.9%
North Carolina Cap Impt Lease
Series 2008A
5.00%, 5/01/26	185	199,802

Oregon - 2.9%
Tri-Cnty Met Trnsp Dist OR Grant Prog
Series 2011A
5.00%, 10/01/25	140	150,137

Pennsylvania - 3.3%
Pennsylvania GO
Series 2010A
5.00%, 5/01/13-7/15/13	155	167,648

Puerto Rico - 3.7%
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/21	120	124,466
Puerto Rico GO
NPFGC
6.00%, 7/01/14	60	65,418

		189,884

Texas - 6.0%
Conroe TX ISD GO
5.00%, 2/15/24	180	202,025
Houston TX Arpt Sys
Series 2011A
5.00%, 7/01/19	100	106,791

		308,816

	Principal Amount (000)	U.S. $ Value
Virginia - 7.8%
Fairfax Cnty VA Econ Dev Dist (Fairfax Cnty VA Trnsp Impt Dist)
5.00%, 4/01/25	$185	$203,972
Virginia Lease Pub Fac
Series 2003A
5.00%, 8/01/13	180	196,205

		400,177

Washington - 1.9%
Chelan Cnty WA PUD #1
Series 2011B
5.50%, 7/01/25	90	97,729

Wisconsin - 4.1%
Badger Tob Asset Sec Corp. WI
6.125%, 6/01/27 (Pre-refunded/ETM)	200	209,710

Total Long-Term Municipal Bonds (cost $4,298,586)		4,320,801

Short-Term Municipal Notes - 16.9%
Connecticut - 2.0%
Connecticut Hlth & Ed Fac Auth (Yale Univ)
Series 2001V-1
0.06%, 7/01/36 (b)	100	100,000

Mississippi - 3.9%
Mississippi Business Fin Corp. (Chevron USA, Inc.)
0.15%, 11/01/35 (b)	200	200,000

Missouri - 7.1%
Missouri St Hlth & Edl Facs Auth (Drury Univ)
0.33%, 8/15/28 (b)	165	165,000
North Kansas City MO Hosp
0.33%, 11/01/33 (b)	200	200,000

		365,000

Wisconsin - 3.9%
Wisconsin St Hlth & Edl Facs Auth (Alverno College)
0.33%, 11/01/17 (b)	200	200,000

Total Short-Term Municipal Notes (cost $865,000)		865,000

Total Municipal Obligations (cost $5,163,586)		5,185,801

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENT - 0.6%
Investment Companies - 0.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.06% (c) (cost $29,890)	29,890	$29,890

Total Investments - 101.7% (cost $5,193,476) (d)		5,215,691
Other assets less liabilities - (1.7)%		(87,488)

Net Assets - 100.0%		$5,128,203

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	$700	6/30/14	1.998%	CPI	#	$3,736
Deutsche Bank AG	800	7/21/14	2.155%	CPI	#	(706)
Deutsche Bank AG	300	6/20/21	2.655%	CPI	#	3,641
Deutsche Bank AG	4,600	6/2/13	2.094%	CPI	#	(1,071)
JPMorgan Chase Bank, N.A.	100	6/30/26	2.89%	CPI	#	1,053
JPMorgan Chase Bank, N.A.	200	7/21/26	2.935%	CPI	#	(1,558)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	When-Issued or delayed delivery security.
(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of July 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $24,023 and gross unrealized depreciation of investments was $(1,808), resulting in net unrealized appreciation of $22,215.

As of July 31, 2011, the Fund held 11.7% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in prerefunded or escrowed to maturity bonds).

Glossary:

AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation

ETM	-	Escrowed to Maturity
GO	-	General Obligation
ISD	-	Independent School District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PUD	-	Public Utility District

AllianceBernstein Corporate Shares - Tax-Aware Real Return Shares

July 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$4,320,801	$—	$4,320,801
Short-Term Municipal Notes	—	865,000	—	865,000
Short-Term Investment	29,890	—	—	29,890

Total Investments in Securities	29,890	5,185,801	—	5,215,691
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts	—	8,430	—	8,430
Liabilities:
Interest Rate Swap Contracts	—	(3,335)	—	(3,335)

Total	$29,890	$5,190,896	$—	$5,220,786

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Corporate Shares-Taxable Multi-Sector Income Shares

Portfolio of Investments

July 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 52.7%
Financial Institutions - 24.1%
Banking - 13.8%
American Express Co.
7.25%, 5/20/14	$25	$28,811
8.125%, 5/20/19	45	57,767
Bank of America Corp.
5.625%, 7/01/20	20	20,783
5.875%, 1/05/21	70	73,306
7.375%, 5/15/14	25	27,948
Series L
5.65%, 5/01/18	60	63,495
BankAmerica Capital II
Series 2
8.00%, 12/15/26	20	20,425
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	70	77,057
5.70%, 11/15/14	75	83,117
Citigroup, Inc.
4.75%, 5/19/15	55	59,001
5.50%, 4/11/13	30	31,810
6.50%, 8/19/13	55	59,778
8.50%, 5/22/19	45	56,550
Compass Bank
5.50%, 4/01/20	75	75,030
Countrywide Financial Corp.
6.25%, 5/15/16	20	21,200
Goldman Sachs Group, Inc. (The)
5.25%, 7/27/21	8	8,166
6.00%, 6/15/20	75	81,359
7.50%, 2/15/19	35	41,344
JPMorgan Chase & Co.
4.40%, 7/22/20	30	30,214
M&I Marshall & Ilsley Bank
5.00%, 1/17/17	30	32,718
Macquarie Group Ltd.
4.875%, 8/10/17 (a)	45	46,364
Morgan Stanley
5.50%, 7/24/20	100	102,901
National Capital Trust II
5.486%, 3/23/15 (a)	10	9,604
Nationwide Building Society
6.25%, 2/25/20 (a)	100	107,513
Royal Bank of Scotland PLC (The)
6.125%, 1/11/21	25	26,188
Societe Generale SA
2.50%, 1/15/14 (a)	100	100,378
Wachovia Corp.
5.50%, 5/01/13	65	69,969

		1,412,796

Brokerage - 0.4%
Jefferies Group, Inc.
5.125%, 4/13/18	14	14,263
6.875%, 4/15/21	20	21,960

		36,223

	Principal Amount (000)	U.S. $ Value
Finance - 2.0%
General Electric Capital Corp.
4.80%, 5/01/13	$90	$95,714
Series A
4.375%, 11/21/11	20	20,234
HSBC Finance Corp.
7.00%, 5/15/12	25	26,187
SLM Corp.
Series A
5.375%, 1/15/13-5/15/14	55	56,989

		199,124

Insurance - 6.6%
Aegon NV
4.75%, 6/01/13	5	5,276
Aetna, Inc.
6.00%, 6/15/16	15	17,588
Aflac, Inc.
3.45%, 8/15/15	5	5,183
Allied World Assurance Co. Ltd.
7.50%, 8/01/16	10	11,610
Allstate Corp. (The)
6.125%, 5/15/37	35	34,212
CIGNA Corp.
5.125%, 6/15/20	15	16,245
Coventry Health Care, Inc.
5.95%, 3/15/17	30	33,737
6.30%, 8/15/14	25	27,604
Genworth Financial, Inc.
6.515%, 5/22/18	40	38,423
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	10	10,394
5.50%, 3/30/20	70	73,671
Humana, Inc.
6.30%, 8/01/18	20	22,570
7.20%, 6/15/18	10	11,817
Lincoln National Corp.
8.75%, 7/01/19	10	12,978
Markel Corp.
7.125%, 9/30/19	25	29,172
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	25	35,474
MetLife, Inc.
5.00%, 11/24/13	15	16,210
7.717%, 2/15/19	10	12,417
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	40	51,079
Principal Financial Group, Inc.
7.875%, 5/15/14	35	40,590
Prudential Financial, Inc.
5.15%, 1/15/13	25	26,340
8.875%, 6/15/38	20	23,250
Series D
7.375%, 6/15/19	25	30,301
UnitedHealth Group, Inc.
6.00%, 2/15/18	55	63,827

	Principal Amount (000)	U.S. $ Value
XL Group PLC
5.25%, 9/15/14	$25	$26,931

		676,899

Other Finance - 0.4%
ORIX Corp.
4.71%, 4/27/15	40	42,053

REITS - 0.9%
HCP, Inc.
5.375%, 2/01/21	44	47,113
Simon Property Group LP
4.375%, 3/01/21	45	45,782

		92,895

		2,459,990

Industrial - 21.9%
Basic - 4.8%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20	25	25,191
ArcelorMittal
6.125%, 6/01/18	75	82,539
Arcelormittal USA, Inc.
6.50%, 4/15/14	20	22,255
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	35	42,848
Dow Chemical Co. (The)
4.25%, 11/15/20	40	40,976
8.55%, 5/15/19	30	39,633
International Paper Co.
5.30%, 4/01/15	20	22,183
7.50%, 8/15/21	20	24,433
7.95%, 6/15/18	30	36,884
Packaging Corp. of America
5.75%, 8/01/13	15	16,109
PPG Industries, Inc.
5.75%, 3/15/13	35	37,536
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18	45	54,427
Vale Canada Ltd.
7.75%, 5/15/12	40	42,011

		487,025

Capital Goods - 1.4%
General Electric Co.
5.25%, 12/06/17	55	61,967
Owens Corning
6.50%, 12/01/16	30	33,204
Republic Services, Inc.
5.25%, 11/15/21	15	16,339
5.50%, 9/15/19	25	28,068

		139,578

Communications - Media - 2.3%
CBS Corp.
8.875%, 5/15/19	25	32,586

	Principal Amount (000)	U.S. $ Value
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	$25	$35,883
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.75%, 10/01/14	15	16,539
News America, Inc.
6.55%, 3/15/33	10	10,392
9.25%, 2/01/13	25	27,634
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	20	25,933
Time Warner Cable, Inc.
7.50%, 4/01/14	20	23,090
Time Warner Entertainment Co. LP
8.375%, 3/15/23	45	58,991

		231,048

Communications - Telecommunications - 2.1%
American Tower Corp.
5.05%, 9/01/20	35	36,018
AT&T Corp.
8.00%, 11/15/31	10	13,611
AT&T, Inc.
4.45%, 5/15/21	19	20,091
Qwest Communications International, Inc.
7.50%, 2/15/14	15	15,225
Qwest Corp.
7.50%, 10/01/14	20	22,600
Telecom Italia Capital SA
6.175%, 6/18/14	35	36,467
7.175%, 6/18/19	20	21,169
United States Cellular Corp.
6.70%, 12/15/33	50	51,362

		216,543

Consumer Cyclical - Automotive - 0.6%
Daimler Finance North America LLC
5.75%, 9/08/11	15	15,076
7.30%, 1/15/12	15	15,447
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	30	33,026

		63,549

Consumer Cyclical - Entertainment - 1.4%
Time Warner, Inc.
4.70%, 1/15/21	45	47,122
Turner Broadcasting System, Inc.
8.375%, 7/01/13	45	50,949
Viacom, Inc.
5.625%, 9/15/19	40	45,647

		143,718

Consumer Cyclical - Other - 0.5%
Marriott International, Inc.
Series J
5.625%, 2/15/13	45	47,921

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Retailers - 0.2%
CVS Caremark Corp.
6.60%, 3/15/19	$20	$24,034

Consumer Non-Cyclical - 2.4%
Ahold Finance USA LLC
6.875%, 5/01/29	45	52,207
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	40	43,530
5.875%, 5/15/13	30	32,023
Delhaize Group SA
5.875%, 2/01/14	10	11,004
Diageo Capital PLC
7.375%, 1/15/14	35	40,401
Fortune Brands, Inc.
3.00%, 6/01/12	25	25,308
4.875%, 12/01/13	20	21,268
Kroger Co. (The)
6.80%, 12/15/18	15	18,186

		243,927

Energy - 3.9%
Anadarko Petroleum Corp.
5.95%, 9/15/16	30	34,586
6.45%, 9/15/36	10	10,900
Canadian Natural Resources Ltd.
5.15%, 2/01/13	15	15,925
Hess Corp.
7.875%, 10/01/29	15	19,397
8.125%, 2/15/19	10	12,975
Marathon Petroleum Corp.
3.50%, 3/01/16 (a)	4	4,165
5.125%, 3/01/21 (a)	15	15,910
Nabors Industries, Inc.
9.25%, 1/15/19	45	58,791
Noble Energy, Inc.
8.25%, 3/01/19	45	58,932
Noble Holding International Ltd.
4.90%, 8/01/20	70	74,704
Valero Energy Corp.
6.125%, 2/01/20	15	17,122
6.875%, 4/15/12	20	20,823
Weatherford International Ltd./Bermuda
5.15%, 3/15/13	15	15,856
9.625%, 3/01/19	30	40,160

		400,246

Technology - 0.6%
Agilent Technologies, Inc.
5.00%, 7/15/20	5	5,411
Xerox Corp.
8.25%, 5/15/14	45	52,924

		58,335

Transportation - Airlines - 0.4%
Southwest Airlines Co.
5.25%, 10/01/14	20	21,757

	Principal Amount (000)	U.S. $ Value
5.75%, 12/15/16	$15	$16,842

		38,599

Transportation - Railroads - 0.1%
Canadian Pacific Railway Co.
6.50%, 5/15/18	10	11,795

Transportation - Services - 1.2%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)	70	70,451
Con-way, Inc.
6.70%, 5/01/34	23	22,301
Ryder System, Inc.
5.85%, 11/01/16	15	17,157
7.20%, 9/01/15	15	17,762

		127,671

		2,233,989

Utility - 4.2%
Electric - 2.0%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (a)	40	43,529
Ameren Corp.
8.875%, 5/15/14	25	29,111
FirstEnergy Corp.
Series C
7.375%, 11/15/31	25	29,667
Nisource Finance Corp.
6.80%, 1/15/19	50	59,320
TECO Finance, Inc.
4.00%, 3/15/16	10	10,633
5.15%, 3/15/20	10	10,866
Wisconsin Energy Corp.
6.25%, 5/15/67	20	20,160

		203,286

Natural Gas - 1.9%
DCP Midstream LLC
5.35%, 3/15/20 (a)	10	10,859
Energy Transfer Partners LP
6.70%, 7/01/18	30	34,587
7.50%, 7/01/38	30	35,530
EQT Corp.
8.125%, 6/01/19	25	31,197
TransCanada PipeLines Ltd.
6.35%, 5/15/67	40	40,972
Williams Partners LP
5.25%, 3/15/20	35	38,259

		191,404

Other Utility - 0.3%
Veolia Environnement SA
6.00%, 6/01/18	30	34,453

		429,143

	Principal Amount (000)	U.S. $ Value
Non Corporate Sectors - 2.5%
Agencies - Not Government Guaranteed - 2.5%
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (a)	$130	$143,000
Petrobras International Finance Co. - Pifco
5.75%, 1/20/20	100	109,652

		252,652

Total Corporates - Investment Grades (cost $5,274,012)		5,375,774

COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.8%
Non-Agency Fixed Rate CMBS - 23.8%
Banc of America Commercial Mortgage, Inc.
Series 2006-5, Class A4
5.414%, 9/10/47	250	269,322
Series 2007-4, Class A4
5.731%, 2/10/51	220	240,431
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4
6.074%, 12/10/49	210	232,355
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	220	236,375
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4
5.736%, 12/10/49	220	236,354
Series 2007-GG9, Class A4
5.444%, 3/10/39	220	236,252
GS Mortgage Securities Corp. II
Series 2006-GG6, Class A4
5.553%, 4/10/38	215	233,758
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class A4
5.817%, 6/15/49	220	238,302
Series 2007-LDPX, Class A3
5.42%, 1/15/49	250	265,348
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 9/12/49	220	237,201

Total Commercial Mortgage-Backed Securities (cost $2,374,450)		2,425,698

CORPORATES - NON-INVESTMENT GRADES - 6.6%
Industrial - 5.4%
Basic - 0.8%
United States Steel Corp.
6.05%, 6/01/17	80	80,200

Capital Goods - 1.0%
Building Materials Corp. of America
6.75%, 5/01/21 (a)	6	6,083
Case New Holland, Inc.
7.875%, 12/01/17 (a)	25	28,312

	Principal Amount (000)	U.S. $ Value
Mohawk Industries, Inc.
6.875%, 1/15/16	$60	$64,800

		99,195

Communications - Media - 0.7%
EH Holding Corp.
6.50%, 6/15/19 (a)	15	15,431
RR Donnelley & Sons Co.
4.95%, 4/01/14	10	10,350
7.625%, 6/15/20	45	46,463

		72,244

Communications - Telecommunications - 0.2%
Windstream Corp.
7.875%, 11/01/17	20	21,375

Consumer Cyclical - Automotive - 0.5%
Delphi Corp.
5.875%, 5/15/19 (a)	7	7,052
6.125%, 5/15/21 (a)	11	11,110
Ford Motor Co.
7.45%, 7/16/31	30	34,195

		52,357

Consumer Cyclical - Retailers - 0.6%
JC Penney Co., Inc.
5.65%, 6/01/20	65	64,350

Consumer Non-Cyclical - 0.8%
HCA, Inc.
8.50%, 4/15/19	30	33,075
Universal Health Services, Inc.
7.125%, 6/30/16	45	49,837

		82,912

Energy - 0.8%
Chesapeake Energy Corp.
6.125%, 2/15/21	24	25,080
Range Resources Corp.
5.75%, 6/01/21	24	25,170
Tesoro Corp.
6.50%, 6/01/17	30	30,750

		81,000

		553,633

Financial Institutions - 0.8%
Finance - 0.1%
International Lease Finance Corp.
5.65%, 6/01/14	10	10,150

Insurance - 0.7%
ING Capital Funding Trust III
Series 9
3.846%, 9/30/11 (b)	40	37,414

	Principal Amount (000)	U.S. $ Value
XL Group PLC
Series E
6.50%, 4/15/17	$35	$32,681

		70,095

		80,245

Utility - 0.4%
Electric - 0.4%
AES Corp. (The)
7.75%, 3/01/14-10/15/15	25	27,038
GenOn Energy, Inc.
7.625%, 6/15/14	15	15,600

		42,638

Total Corporates - Non-Investment Grades (cost $664,140)		676,516

MORTGAGE PASS-THRU’S - 4.0%
Agency Fixed Rate 15-Year - 4.0%
Federal National Mortgage Association
4.50%, TBA
(cost $409,003)	385	409,243

QUASI-SOVEREIGNS - 2.4%
Quasi-Sovereign Bonds - 2.4%
Malaysia - 1.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)	100	110,654

Russia - 1.3%
Russian Agricultural Bank OJSC Via
RSHB Capital SA
7.75%, 5/29/18 (a)	115	133,688

Total Quasi-Sovereigns (cost $238,686)		244,342

GOVERNMENTS - SOVEREIGN BONDS - 1.8%
Hungary - 0.7%
Hungary Government International Bond
6.375%, 3/29/21	70	72,450

Poland - 0.6%
Poland Government International Bond
3.875%, 7/16/15	55	57,063

Russia - 0.5%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (a)	48	56,923

Total Governments - Sovereign Bonds (cost $182,878)		186,436

SHORT-TERM INVESTMENTS - 11.9%
U.S. Treasury Bill - 10.4%
U.S. Treasury Bill
0.01%, 8/11/11
(cost $1,054,957)	1,055	1,054,957

	Principal Amount (000)	U.S. $ Value
Time Deposit - 1.5%
State Street Time Deposit
0.01%, 8/01/11
(cost $150,822)	$151	$150,822

Total Investments - 103.2% (cost $10,348,948) (c)		10,523,788
Other assets less liabilities - (3.2)%		(322,959)

Net Assets - 100.0%		$10,200,829

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the aggregate market value of these securities amounted to $1,040,605 or 10.2% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at July 31, 2011.
(c)	As of July 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $192,337 and gross unrealized depreciation of investments was $(17,497), resulting in net unrealized appreciation of $174,840.

Glossary:

CMBS	-	Commercial Mortgage-Backed Securities
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced

AllianceBernstein Corporate Shares-Taxable Multi-Sector Income Shares

July 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grades	$—	$5,375,774	$—	$5,375,774
Commercial Mortgage-Backed Securities	—	1,239,652	1,186,046	2,425,698
Corporates - Non-Investment Grades	—	676,516	—	676,516
Mortgage Pass-Thru’s	—	409,243	—	409,243
Quasi-Sovereigns	—	244,342	—	244,342
Governments - Sovereign Bonds	—	186,436	—	186,436
Short-Term Investments
U.S. Treasury Bill	—	1,054,957	—	1,054,957
Time Deposit	—	150,822	—	150,822

Total Investments in Securities	—	9,337,742	1,186,046	10,523,788
Other Financial Instruments*	—	—	—	—

Total	$—	$9,337,742	$1,186,046	$10,523,788

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Corporates - Investment Grades	Commercial Mortgage-Backed Securities	Total
Balance as of 4/30/11	$19,125	$1,195,035	$1,214,160
Accrued discounts/(premiums)	—	(478)	(478)
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	966	(8,511)	(7,545)
Purchases	—	—	—
Sales	—	—	—
Transfers in to Level 3	—	—	—
Transfers out of Level 3	(20,091)	—	(20,091)

Balance as of 7/31/11	$—	$1,186,046	$1,186,046

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/11	$—	$(8,511)	$(8,511)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Corporate Shares

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2011